Share-Based Compensation - Schedule of Assumptions Used to Estimate Fair Values of Share Options Granted (Details) - ¥ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Risk-free interest rate, minimum	2.27%	2.27%	1.83%
Risk-free interest rate, maximum	2.93%	2.41%	1.84%
Dividend yield	0.00%	0.00%	0.00%
Expected volatility, minimum	45.29%	46.33%	47.33%
Expected volatility, maximum	46.15%	47.15%	47.60%
Weighted average expected volatility	45.98%	46.66%	47.44%
Expected exercise multiple	¥ 2.5	¥ 2.5	¥ 2.5